BASIS OF CONSOLIDATION AND INVESTMENTS (Details 4) R$ in Thousands	12 Months Ended
Dec. 31, 2023 BRL (R$)
Basis Of Consolidation And Investments
Gain on participation in the capital increase	R$ 1,060,530
Loss due to dilution of participation with issue of new shares	(231,044)
Equity adjustment by dilution of share percentage	(7,393)
Net gain from the transaction	R$ 822,093